Loans (Schedule Of Loans Given To Immediate Family Member Of Management Or Principal Owner) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Balance, January 1,2012	$ 6,994
Additions	7,419
Changes in Persons Included	119
Deductions, Collected	(5,530)
Deductions, Charged-off	0
Balance, December 31, 2012	$ 9,002